As filed with the Securities and Exchange Commission on October 12, 1999

                                         1933 Act Registration No.  333-52965
                                         1940 Act Registration No.   811-8767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                       Pre-Effective Amendment No. __ [   ]

                      Post-Effective Amendment No. 4  [ X ]


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                              Amendment No. 5 [ X ]


                       MITCHELL HUTCHINS LIR MONEY SERIES
               (Formerly, Mitchell Hutchins Institutional Series)
               (Exact name of registrant as specified in charter)

                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                            BENJAMIN J. HASKIN, ESQ.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate  Date  of  Proposed  Public  Offering:   Effective  Date  of  this
Post-Effective Amendment.

It is proposed that this filing will become effective:
[     ]     Immediately upon filing pursuant to Rule 485(b)

[  X  ]     On November 12, 1999 pursuant to Rule 485(b)

[     ]     60 days after filing pursuant to Rule 485(a)(1)
[     ]     On _________ pursuant to Rule 485(a)(1)
[     ]     75 days after filing pursuant to Rule 485(a)(2)
[     ]     On ________ pursuant to Rule 485(a)(2)

If appropriate, check the following box:
[  X  ]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment designates November 12, 1999 as the new effective date for Post-Effective Amendment No. 2, which was filed July 30, 1999 with a 75 day automatic effective date.

Title of Securities Being Registered: Shares of Beneficial Interest of LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund.

         Parts A and B of the registration statement were previously filed.

                            PART C. OTHER INFORMATION

Item 23. Exhibits


(1)  (a) Trust Instrument 1/

     (b)  Amendment to Trust Instrument effective July 28, 1999 2/

(2)  By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/

(4) Investment Advisory and Administration Contract for Mitchell Hutchins LIR Select Money Fund 2/

(5)  Distribution Contract for Mitchell Hutchins LIR Select Money Fund 2/

(6)  Bonus, profit sharing or pension plans - none

(7)  Custodian Agreement 2/

(8)  (a) Transfer Agency Agreement 2/

     (b)  Shareholder Service Plan 2/

     (c)  Shareholder Service Agreement 2/

(9)  Opinion and consent of counsel (not applicable)

(10) (a) Other opinions, appraisals, rulings and consents: Auditors' consent (not applicable)

     (b)  Consent of Duff & Phelps Credit Rating Company (not applicable)

(11) Omitted Financial Statements - none

(12) Letter of investment intent 1/

(13) Plan of Distribution pursuant to Rule 12b-1 - none

(14) and

(27) Financial Data Schedule (not applicable)

(15) Plan Pursuant to Rule 18f-3 1/


---------------
1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, SEC File No. 333-52965, filed September 1, 1999.

3/ Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

Item 24.    Persons Controlled by or under Common Control with Registrant

      None.

Item 25.  Indemnification

      Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

      Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

      Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

      Section 9 of the Distribution Contract with PaineWebber Incorporated ("PaineWebber") provides that the Trust will indemnify PaineWebber and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by PaineWebber to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that PaineWebber agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by PaineWebber for use in the Registration Statement or arising out of an agreement between PaineWebber and any retail dealer, or arising out of supplementary literature or advertising used by PaineWebber in connection with the Contract. Section 10 of the Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

      Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

Item 27.  Principal Underwriters

      a) PaineWebber serves as principal underwriter and/or investment adviser for the following investment companies:

            LIQUID INSTITUTIONAL RESERVES
            PAINEWEBBER RMA MONEY FUND, INC.
            PAINEWEBBER RMA TAX-FREE FUND, INC.
            PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
            PAINEWEBBER MANAGED MUNICIPAL TRUST


      b) PaineWebber is the Registrant's principal underwriter. The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of PaineWebber who also serve as trustees or officers of the Trust.


                          Positions and Offices    Positions and Offices With
Name                      With Registrant          Underwriter
----                      ---------------------    --------------------------


Margo N. Alexander*       Trustee and President    Executive Vice President and
                                                   Director of PaineWebber

Mary C. Farrell**         Trustee                  Managing Director, Senior
                                                   Investment Strategist and
                                                   member of the Investment
                                                   Policy Committee

---------------
* The business address of this person is 51 West 52nd Street, New York, New York 10019-6114.
** The business address of this person is 1285 Avenue of the Americas, New York, New York, 10019.

      c)  None

Item 28.  Location of Accounts and Records

      The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  Management Services

      Not applicable.

Item 30.  Undertakings

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 12th day of October, 1999.

                              MITCHELL HUTCHINS LIR MONEY SERIES

                              By:   /s/ Dianne E. O'Donnell
                                    -----------------------
                                    Dianne E. O'Donnell
                                    Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


Signature                           Title                        Date
---------                           -----                        ----
/s/ Margo N. Alexander              President and Trustee        October 12, 1999
-------------------------           (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.          Trustee and Chairman         October 12, 1999
-------------------------           of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong            Trustee                      October 12, 1999
-------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                 Trustee                      October 12, 1999
-------------------------
Richard R. Burt *

/s/ Mary C. Farrell                 Trustee                      October 12, 1999
-------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                  Trustee                      October 12, 1999
-------------------------
Meyer Feldberg *

/s/ George W. Gowen                 Trustee                      October 12, 1999
-------------------------
George W. Gowen *

/s/ Frederic V. Malek               Trustee                      October 12, 1999
-------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                 Trustee                      October 12, 1999
-------------------------
Carl W. Schafer *

/s/ Brian M. Storms                 Trustee                      October 12, 1999
-------------------------
Brian M. Storms **

/s/ Paul H. Schubert                Vice President and           October 12, 1999
-------------------------           Treasurer (Chief Financial
Paul H. Schubert                    and Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 13, 1998 and incorporated by reference from the Initial Registration Statement of Mitchell Hutchins LIR Money Series (formerly Mitchell Hutchins Institutional Series), SEC File 333-52965, filed May 19, 1998.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                       MITCHELL HUTCHINS LIR MONEY SERIES

                                  EXHIBIT INDEX


Exhibit
Number
-------

(1)  (a) Trust Instrument 1/

     (b)  Amendment to Trust Instrument effective July 28, 1999 2/

(2)  By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/

(4) Investment Advisory and Administration Contract for Mitchell Hutchins LIR Select Money Fund 2/

(5)  Distribution Contract for Mitchell Hutchins LIR Select Money Fund 2/

(6)  Bonus, profit sharing or pension plans - none

(7)  Custodian Agreement 2/

(8)  (a) Transfer Agency Agreement 2/

     (b)  Shareholder Service Plan 2/

     (c)  Shareholder Service Agreement 2/

(9)  Opinion and consent of counsel (not applicable)

(10) (a) Other opinions, appraisals, rulings and consents: Auditors' consent (not applicable)

     (b)  Consent of Duff & Phelps Credit Rating Company (not applicable)

(11) Omitted Financial Statements - none

(12) Letter of investment intent 1/

(13) Plan of Distribution pursuant to Rule 12b-1 - none

(14) and

(27) Financial Data Schedule (not applicable)

(15) Plan Pursuant to Rule 18f-3 1/


---------------
1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, SEC File No. 333-52965, filed September 1, 1999.

3/ Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.